Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 3,058,877	$ 5,318,880
Amortization and write-off of deferred finance charges	451,227	423,855
Other finance charges	494,590	374,906
Total	$ 4,004,694	$ 6,117,641